Condensed Consolidating Guarantor Financial Statements Details SCF (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$ 106,718	$ 88,792	$ 80,375
Cash flow from investing activities:
Loan receivables, net of cash repayments	(411)	(17,325)	(5,208)
Payments to Acquire Productive Assets	(26,672)	(21,841)	(28,974)
Proceeds from disposition of consumer loan stores	0	0	19,857
Acquisitions of pawn stores, net of cash acquired	(113,643)	(120,738)	(7,779)
Proceeds from (Repayments of) Subsidiaries Investing Activities	0	0	0
Net cash flow used in investing activities	(140,726)	(159,904)	(22,104)
Cash flow from financing activities:
Borrowings from revolving credit facility	152,500	194,500	0
Repayments of revolving credit facility	(73,000)	(92,000)	0
Repayments of notes payable	(3,211)	(1,837)	(1,851)
Purchases of treasury stock	(38,692)	(61,275)	(55,308)
Proceeds from exercise of share-based compensation awards	9,242	4,296	2,478
Income tax benefit from exercise of stock options and warrants	7,805	5,841	2,088
Net cash flow provided by (used in) financing activities	54,644	49,525	(52,593)
Effect of exchange rates on cash	(278)	1,576	(2,622)
Change in cash and cash equivalents	20,358	(20,011)	3,056
Cash and cash equivalents at beginning of the year	50,285	70,296	67,240
Cash and cash equivalents at end of the year	70,643	50,285	70,296
Parent Company
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	(78,714)	(123,042)	(7,515)
Cash flow from investing activities:
Loan receivables, net of cash repayments	0	0	0
Payments to Acquire Productive Assets	(1,616)	379	7,075
Proceeds from disposition of consumer loan stores			0
Acquisitions of pawn stores, net of cash acquired	0	0	0
Proceeds from (Repayments of) Subsidiaries Investing Activities	38,215	41,815	52,500
Net cash flow used in investing activities	36,599	42,194	59,575
Cash flow from financing activities:
Borrowings from revolving credit facility	152,500	194,500
Repayments of revolving credit facility	(73,000)	(92,000)
Repayments of notes payable	(3,211)	(1,837)	(1,851)
Purchases of treasury stock	(38,692)	(61,275)	(55,308)
Proceeds from exercise of share-based compensation awards	9,242	4,296	2,478
Income tax benefit from exercise of stock options and warrants	7,805	5,841	2,088
Net cash flow provided by (used in) financing activities	54,644	49,525	(52,593)
Effect of exchange rates on cash	0	0	0
Change in cash and cash equivalents	12,529	(31,323)	(533)
Cash and cash equivalents at beginning of the year	12,145	43,468	44,001
Cash and cash equivalents at end of the year	24,674	12,145	43,468
Guarantor Subsidiaries
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	82,737	94,644	26,830
Cash flow from investing activities:
Loan receivables, net of cash repayments	(78)	(6,702)	(3,749)
Payments to Acquire Productive Assets	(11,584)	(7,379)	(22,513)
Proceeds from disposition of consumer loan stores			0
Acquisitions of pawn stores, net of cash acquired	(70,720)	(73,106)	0
Proceeds from (Repayments of) Subsidiaries Investing Activities	0	(8,500)	0
Net cash flow used in investing activities	(82,382)	(95,687)	(26,262)
Cash flow from financing activities:
Borrowings from revolving credit facility	0	0
Repayments of revolving credit facility	0	0
Repayments of notes payable	0	0	0
Purchases of treasury stock	0	0	0
Proceeds from exercise of share-based compensation awards	0	0	0
Income tax benefit from exercise of stock options and warrants	0	0	0
Net cash flow provided by (used in) financing activities	0	0	0
Effect of exchange rates on cash	0	0	0
Change in cash and cash equivalents	355	(1,043)	568
Cash and cash equivalents at beginning of the year	3,885	4,928	4,360
Cash and cash equivalents at end of the year	4,240	3,885	4,928
Non-Guarantor Subsidiaries
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	102,695	117,190	61,060
Cash flow from investing activities:
Loan receivables, net of cash repayments	(333)	(10,623)	(1,459)
Payments to Acquire Productive Assets	(13,472)	(14,841)	(13,536)
Proceeds from disposition of consumer loan stores			19,857
Acquisitions of pawn stores, net of cash acquired	(42,923)	(47,632)	(7,779)
Proceeds from (Repayments of) Subsidiaries Investing Activities	(38,215)	(33,315)	(52,500)
Net cash flow used in investing activities	(94,943)	(106,411)	(55,417)
Cash flow from financing activities:
Borrowings from revolving credit facility	0	0
Repayments of revolving credit facility	0	0
Repayments of notes payable	0	0	0
Purchases of treasury stock	0	0	0
Proceeds from exercise of share-based compensation awards	0	0	0
Income tax benefit from exercise of stock options and warrants	0	0	0
Net cash flow provided by (used in) financing activities	0	0	0
Effect of exchange rates on cash	(278)	1,576	(2,622)
Change in cash and cash equivalents	7,474	12,355	3,021
Cash and cash equivalents at beginning of the year	34,255	21,900	18,879
Cash and cash equivalents at end of the year	41,729	34,255	21,900
Consolidating Eliminations
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	0	0	0
Cash flow from investing activities:
Loan receivables, net of cash repayments	0	0	0
Payments to Acquire Productive Assets	0	0	0
Proceeds from disposition of consumer loan stores			0
Acquisitions of pawn stores, net of cash acquired	0	0	0
Proceeds from (Repayments of) Subsidiaries Investing Activities	0	0	0
Net cash flow used in investing activities	0	0	0
Cash flow from financing activities:
Borrowings from revolving credit facility	0	0
Repayments of revolving credit facility	0	0
Repayments of notes payable	0	0	0
Purchases of treasury stock	0	0	0
Proceeds from exercise of share-based compensation awards	0	0	0
Income tax benefit from exercise of stock options and warrants	0	0	0
Net cash flow provided by (used in) financing activities	0	0	0
Effect of exchange rates on cash	0	0	0
Change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of the year	0	0	0
Cash and cash equivalents at end of the year	$ 0	$ 0	$ 0